Schedule of Loans and Advances to Customer (Details) - CAD ($)	Mar. 31, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Customer advances	$ 1,173,574	$ 1,154,191
Total	$ 1,173,574	$ 1,154,191